Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	$ 1,141	$ 20,151
Less than 12 Months, Unrealized Losses	(2)	(849)
12 Months or More, Fair Value	5,935	0
12 Months or More, Unrealized Losses	(65)	0
Total, Fair Value	7,076	20,151
Total, Unrealized Losses	(67)	(849)
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	1,141	20,151
Less than 12 Months, Unrealized Losses	(2)	(849)
12 Months or More, Fair Value	5,935	0
12 Months or More, Unrealized Losses	(65)	0
Total, Fair Value	7,076	20,151
Total, Unrealized Losses	$ (67)	$ (849)